Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges [member]
Disclosure Of Currency Exposure [Line Items]
Hedged Sales Volume	$ 2,043	$ 2,467